Common shares (Tables)	9 Months Ended
Sep. 30, 2024
Common shares
Schedule of common shares

	Number	Total amount
December 31, 2023	42,774,011	$120,741,061
Issuance of Common Shares – February 2024 Direct Offering	2,828,249	495,649
Surrender and Cancellation of Common Shares – PA Settlement Agreement	(11,634,660)	—

September 30, 2024	33,967,600	$121,236,710